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[Lincoln Letterhead]

May 2, 2005

                                                           VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

RE:  Lincoln Life & Annuity Variable Annuity Account L
     Registration No. 333-10805

Commissioners:

The above listed Registrant is filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We hereby certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 12, 2005.

If there are any questions regarding this filing, please contact me at (260) 455-0544.

Sincerely,

/s/ Marta J. Zoller

Marta J. Zoller
Securities Fund Specialist
Lincoln Life & Annuity Company of New York